Product Inventory (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / bbl bbl	Dec. 31, 2016 USD ($) $ / bbl bbl
Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Line Items]
Product inventory recorded as an expense	$ 8.1
Cost of inventories capitalized		$ 2.3
Oil [member]
Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Line Items]
Number of barrels of oil in inventory | bbl	776,754	1,265,080
Inventories valuation rate (in dollars per barrel) | $ / bbl	14.77	15.49